Share-Based Payments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-Based Payments [Text Block]
14.	Share-Based Payments

Stock Options

As of March 31, 2013, the Company has 1,584,501 options and 1,367,063 warrants outstanding to purchase shares of our common stock.

The following table provides the details of the approximate total share based payments expense during the three months ended March 31, 2013 and 2012:

	March 31,	March 31,
	2013	2012
	(unaudited)	(unaudited)
Stock option amortization	$164,000	$163,000	(a)
Stock issued for services	79,000	-	(b)
Stock warrants issued for services	108,000	12,000	(c)
	$351,000	$175,000

(a)

The Company accounts for its stock option awards pursuant to the provisions of ASC 718, Stock Compensation . The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period. The Black-Scholes Merton model incorporated the following assumptions for the options granted in 2012: risk-free interest rate of 1.73% to 1.98%, expected volatility of 75%, expected life of 10.0 years and expected dividend yield of 0%. There have been no options granted in 2013.

(b)

During 2012, the Company appointed two new “independent” (as defined under the NASDAQ listing requirements) members to the Board of Directors. In connection with the appointment we granted each of our three “independent” directors 10,000 restricted shares to be vested quarterly over one year.

Also, during 2012, the Company granted 196,620 shares to certain consultants and Directors for services. As of March 31, there were 210,010 shares vested. We recorded the common shares at the closing price on the issue date and expensed to consulting and marketing services $193,000 during the three months ended March 31, 2013 (none in 2012).

(c)

In 2013, we issued 166,677 consulting warrants and 3,333 warrants vested during the period. The fair value of the warrants was estimated on the date of grant using the Black-Scholes Merton valuation model. We expensed to marketing $44,000 during the three months ended March 31, 2013 and recorded $64,000 to prepaid expense to be recognized for services provided in the remainder of 2013. For the three months ended March 31, 2012, we recorded $12,000 for marketing services.

Effective as of December 3, 2010, our Board of Directors approved the YOU On Demand Holdings, Inc. 2010 Stock Incentive Plan (“the Plan”) pursuant to which options or other similar securities may be granted. The maximum aggregate number of shares of our common stock that may be issued under the Plan is 4,000,000 shares.

Stock option activity for the three months ended March 31, 2013 is summarized as follows:

	Options	Weighted Average
	Outstanding	Exercise Price
Approved plan	4,000,000

Outstanding at January 1, 2013	1,585,401	$3.54
Granted	-	-
Exercised	-	-
Canceled	(900)	45.00
Outstanding at March 31, 2013	1,584,501	$3.55

Options exercisable at March 31, 2013 (vested)	1,131,160	$3.30

Options available for issuance	2,415,499

As of March 31, 2013, there was no aggregate intrinsic value of shares outstanding and exercisable since our closing stock price was below all of the exercise prices.

The following table summarizes information concerning outstanding and exercisable options as of March 31, 2013:

		Weighted Average
		Remaining
	Number	Contractual Life	Weighted Average	Number	Weighted Average
Range of Exercise Prices	Outstanding	(Years)	Exercise Price	Exerciseable	Exercise Price
$3 - $4	1,338,000	7.92	$3.04	1,050,028	$3.04
$4 - $8	243,168	8.70	6.43	77,799	6.60
$8 - $33	0	0	0.00	0	0
$33 - $74	2,000	0.21	33.75	2,000	33.75
$74 - $75	1,333	4.95	75.00	1,333	75.00
	1,584,501	7.85	$3.41	1,131,160	$3.30

As of March 31, 2013, there were 1,584,501 options outstanding with 1,131,160 options exercisable.

The following table summarizes the status of options which contain vesting provisions:

		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2013	525,396	$3.67
Granted	0	$-
Vested	(64,656)	$3.45
Canceled	(900)	$45.00
Non-vested at March 31, 2013	459,840	$3.62

	March 31,	December 31,
	2013	2012
	(unaudited)
	Number of	Number of
	Warrants	Warrants	Exercise	Expiration
Warants Outstanding	Outstanding	Outstanding	Price	Date
Share Exchange Consulting Warrants ($45.00 exercise price)	-	59,664	$45.00	1/11/2013
2007 Private Placement Broker Warrants ($45.00 exercise price)	-	8,533	$45.00	1/11/2013
2007 Private Placement Investor Warrants ($150.00 exercise price)	-	53,333	$150.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($45.00 exercise price)	-	17,049	$45.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($150.00 exercise price)	-	13,333	$150.00	1/11/2013
May 2011 Warner Brothers Warrants ($6.60 excercise price)	200,000	200,000	$6.60	5/11/2016
2011 Service Agreement Warrants ($7.20 exercise price)	23,333	20,000	$7.20	6/15/2016
2012 August Financing Warrants ($4.25 exercise price)	977,063	977,063	$4.25	8/30/2017
2013 Service Agreement Warrants ($2.00 exercise price)	166,667	-	$2.00	2/26/2018
	1,367,063	1,348,975

(1)

After receiving shareholder approval in the second quarter of 2013 and as a result of the negative clawback provisions included in our warrant agreements associated with our August 2012 private financings, the exercise price of $4.25 per share will be reset to $1.50 per share.

20.	Share-Based Payments

Stock Options

As of December 31, 2012, the Company has 1,585,401 options and 1,348,975 warrants outstanding to purchase shares of our common stock.

The following table provides the details of the approximate total share based payments expense during the years ended December 31, 2012 and 2011:

	2012	2011
Stock option amortization	$766,000	$599,000	(a)
Stock issued for services	572,000	10,000	(b)
Stock warrants issued for services	39,000	25,000
Right to purchase shares	44,000	194,000	(see note 18)
	$1,421,000	$828,000

(a)

The Company accounts for its stock option awards pursuant to the provisions of ASC 718, Stock Compensation . The fair each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company the fair value of each option as compensation expense ratably using the straight-line attribution method over the service which is generally the vesting period. The Black-Scholes Merton model incorporated the following assumptions for the granted in 2012 and 2011: risk-free interest rate of 1.73% to 3.43%, expected volatility of 60% and 75%, expected life of years and expected dividend yield of 0%.

(b)

In the second quarter of 2012, the Company appointed two new “independent” (as defined under the NASDAQ listing requirements) members to the Board of Directors. In connection with the appointment we granted each of our three directors 10,000 restricted shares to be vested quarterly over one year.

During 2012, the Company granted 196,620 shares to certain consultants and Directors for services. As of December 31, 2012, there were 181,620 shares vested. We recorded the common shares at the closing price on the issue date and expensed to consulting, marketing and technology services $294,000 during the year ended December 31, 2012. We recorded $278,000 to prepaid expense to be recognized for services provided in 2013. During the year ended December 31, 2011, we recorded $10,000 for other consulting services.

Effective as of December 3, 2010, our Board of Directors approved the YOU On Demand Holdings, Inc. 2010 Stock Incentive Plan (“the Plan”) pursuant to which options or other similar securities may be granted. The maximum aggregate number of shares of our common stock that may be issued under the Plan is 4,000,000 shares.

Stock option activity from commencement of plan through December 31, 2012 is summarized as follows:

	Options	Weighted Average
	Outstanding	Exercise Price
Approved plan	4,000,000

Outstanding at December 31, 2010	1,285,567	$3.00
Granted	111,333	4.91
Exercised	-	-
Canceled	(13,333)	3.00
Outstanding at December 31, 2011	1,383,567
Granted	227,567	4.48
Exercised	(1,347)	3.80
Canceled	(24,386)	5.38
Outstanding at December 31, 2012	1,585,401	$3.54

Options exercisable at end of period (vested)	1,067,404	$3.32

Options available for issuance	2,414,599

As of December 31, 2012, there was no aggregate intrinsic value of shares outstanding and exercisable since our closing stock price was below all of the exercise prices.

The following table summarizes information concerning outstanding and exercisable options as of December 31, 2012:

		Weighted Average
		Remaining
	Number	Contractual Life	Weighted Average	Number	Weighted Average
Range of Exercise Prices	Outstanding	(Years)	Exercise Price	Exercisable	Exercise Price
$3 - $4	1,338,000	8.17	$3.04	1,000,570	$3.03
$4 - $8	243,167	8.95	6.43	62,601	6.63
$8 - $33	0	0	0.00	0	0
$33 - $34	2,000	0.46	33.75	2,000	33.75
$34 - $45	900	0.20	45.00	900	45.00
$45 - $75	1,333	5.20	75.00	1,333	75.00
	1,585,401	8.09	$3.43	1,067,404	$3.32

As of December 31, 2012, there were 1,585,401 options outstanding with 1,067,404 options exercisable.

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2012	675,209	$3.33
Granted	200,900	4.58
Vested	(336,837)	3.46
Canceled	(20,219)	5.30
Non-vested at December 31, 2012	519,052	$3.66

As of December 31, 2012 the Company had total unrecognized compensation expense related to options granted of approximately $1,407,000 which will be recognized over a remaining service period of 4.0 years.

Warrants

In connection with the Company’s Share Exchange, capital raising efforts in 2007, the Company’s January 2008 Financing of Convertible Notes and Class A Warrants, the April 2010 Convertible Note, the July 2010, June 2011, August 2012 and December 2012 financings, the WB Agreement and a service agreement, the Company issued warrants to investors and service providers to purchase common stock of the Company. As of December 31, 2012, the weighted average exercise price was $14.42 and the weighted average remaining life was 3.92 years. The following table outlines the warrants outstanding as of December 31, 2012 and December 31, 2011:

	2012	2011
	Number of	Number of
	Warrants	Warrants	Exercise	Expiration
Warants Outstanding	Outstanding	Outstanding	Price	Date
Share Exchange Consulting Warrants ($45.00 exercise price)	59,664	59,664	$45.00	1/11/2013
2007 Private Placement Broker Warrants ($45.00 exercise price)	8,533	8,533	$45.00	1/11/2013
2007 Private Placement Investor Warrants ($150.00 exercise price)	53,333	53,333	$150.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($45.00 exercise price)	17,049	17,049	$45.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($150.00 exercise price)	13,333	13,333	$150.00	1/11/2013
May 2011 Warner Brothers Warrants ($6.60 exercise price)	200,000	200,000	$6.60	5/11/2016
June 2011 Fidelity Right to Purchase ($6.60 exercise price)	-	75,000	$6.60	12/3/2012
2011 Service Agreement Warrants ($7.20 exercise price)	20,000	6,667	$7.20	6/15/2016
2012 August Financing Warrants ($4.25 exercise price)	977,063	-	$4.25	8/30/2017
	1,348,975	433,579

(1) As a result of the negative clawback provisions included in our warrant agreements associated with our August 2012 private financings, the exercise price of $4.25 per share is expected to be reset to $1.50 per share after shareholder approval.